INCOME TAX EXPENSE (Table)	12 Months Ended
Jun. 30, 2020
Major components of tax expense (income) [abstract]
Components of tax expense or income including tax reconciliation and unrecognised tax [text block]
Amounts in R million	2020	2019	2018

Current tax	(263.2)	1.6	(6.4)
Mining tax	(263.2)	-	-
Non-Mining, company and capital gains tax	-	1.6	(6.4)
Deferred tax	(80.7)	(28.2)	(19.5)
Deferred tax charge - Mining tax	(59.1)	(14.8)	(10.4)
Deferred tax charge - Non-mining, company and capital gains tax	(2.1)	1.6	3.7
Deferred tax rate adjustment	(20.7)	(15.0)	(12.8)
Recognition of previously unrecognised tax losses of a capital nature	1.2	-	-

	(343.9)	(26.6)	(25.9)

Tax reconciliation
Major items causing the Group's income tax expense to differ from the statutory rate were:
Tax on net profit before tax at the South African corporate tax rate of 28%	(274.1)	(30.2)	(9.0)
Rate adjustment to reflect the actual realised company tax rates applying the
gold mining formula	(0.9)	7.4	3.5
Deferred tax rate adjustment (a)	(20.7)	(15.0)	(12.8)
Non-deductible expenditure (b)	(29.3)	(11.9)	(9.8)
Utilisation of tax losses for which deferred tax assets were previously unrecognised	-	-	2.6
Current year tax losses for which no deferred tax was recognised (c)	(23.5)	(2.7)	(0.8)
Exempt income and other non-taxable income	2.4	4.4	-
Other items	0.4	16.8	-
Tax incentives	0.6	1.7	0.4
Recognition of previously unrecognised tax losses of a capital nature	1.2	-	-
Over provided in prior periods	-	2.9	-

Income tax	(343.9)	(26.6)	(25.9)

(a) Deferred tax rate adjustment

The forecast weighted average deferred tax rate increased from 22.0% to 25.0% as a result of an increase in forecast taxable income of Ergo (2019: increased from 20.3% to 22.0% due to the increase in forecast taxable income of Ergo; 2018: increased from 18.6% to 20.3% due to an increase in forecast taxable income of Ergo).

(b) Non-deductible expenditure

The most significant non-deductible expenditure incurred by the Group during the year includes:

•R73.2 million depreciation on fair value of property, plant and equipment of FWGR to which the initial recognition exemption applies in terms of IAS 12 Income Taxes (2019: R16.6 million);

•R7.1 million discount recognised on Payments made under protest (2019: R6.5 million; 2018: R8.8 million);

•R14.6 million net operating cost related to Ergo Business Development Academy Not for Profit Company that is not deductible as it is exempt from income tax (2019: R11.3 million; 2018: R7.5 million); and

•R2.7 million expenditure not incurred in generation of taxable income (2019: R6.0 million; 2018: R15.0 million).

Deferred tax assets and liabilities
Amounts in R million	2020	2019

Included in the statement of financial position as follows:
Deferred tax assets	8.0	10.0
Deferred tax liabilities	(273.1)	(193.2)

Net deferred tax liabilities	(265.1)	(183.2)

Reconciliation of the deferred tax balance:
Balance at the beginning of the year	(183.2)	(155.0)
Recognised in profit or loss	(80.7)	(28.2)
Recognised in other comprehensive income	(1.2)	-

Balance at the end of the year	(265.1)	(183.2)

The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:

Amounts in R million	2020	2019

Deferred tax liabilities
Property, plant and equipment (excluding unredeemed capital allowances)	(422.4)	(380.2)
Environmental rehabilitation obligation funds	(51.4)	(32.0)
Other temporary differences [1]	-	(0.6)
Investments	(1.2)	-

Gross deferred tax liabilities	(475.0)	(412.8)

Deferred tax assets
Environmental rehabilitation obligation	126.5	112.6
Other provisions	72.6	33.8
Other temporary differences [1]	8.5	-
Estimated capital losses	1.2	-
Estimated unredeemed capital allowances	1.1	83.2
Gross deferred tax assets	209.9	229.6

Net deferred tax liabilities	(265.1)	(183.2)
[1] Includes the temporary differences on the lease liability

Deferred tax assets have not been recognised in respect of the following:

Amounts in R million	2020	2019

Provisions	20.3	-
Estimated tax losses	22.0	19.4
Estimated tax losses - Capital nature	324.0	329.9
Unredeemed capital expenditure	254.7	254.8